Commitments and Contingencies (Details Textual) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended
	Feb. 28, 2015	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Line Items]
Employment Contracts Total Compensation Charged To Operations		$ 321,000	$ 272,000	$ 641,000	$ 495,000
Capital Leases, Future Minimum Payments Due, Next Twelve Months		21,219		21,219
Capital Leases, Future Minimum Payments Due in Two Years		42,638		42,638
Capital Leases, Future Minimum Payments Due in Three Years		10,660		10,660
Fees and Commissions, Transfer Agent				50,000
Monthly Paid Rent For Storage Space				1,544
Operating Leases, Rent Expense		15,307	22,350	30,588	47,337
Retained Earnings (Accumulated Deficit), Total		(45,954,230)		(45,954,230)		$ 83,861,247
Cash and Cash Equivalents, at Carrying Value		5,658,773	10,992,041	$ 5,658,773	10,992,041	$ 3,052,694	$ 11,146,534
MACAU
Commitments and Contingencies Disclosure [Line Items]
Lease Expiration Date				Apr. 30, 2018
Gaming Rentals [Member]
Commitments and Contingencies Disclosure [Line Items]
Operating Leases, Rent Expense		$ 0	$ 851,185	$ 0	$ 1,779,750
Mr.Vong Veng [Member]
Commitments and Contingencies Disclosure [Line Items]
Employment Agreement Term	5 years